GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Cellocator [Member]	Dec. 31, 2012 Cellocator [Member]	Dec. 31, 2011 Cellocator [Member]	Dec. 31, 2010 Cellocator [Member]	Dec. 31, 2013 Pointer [Member]	Dec. 31, 2012 Pointer [Member]
Goodwill, beginning of the year	$ 47,190	$ 44,493	$ 2,534	$ 2,534	$ 2,534	$ 8,750	$ 52,593	$ 44,656
Additions in respect of acquistions	4,894	1,972
Impairment of Goodwill (see note 2g and 1k)		(297)
Foreign currency translation adjustments	3,043	1,022
Goodwill, end of year	$ 55,127	$ 47,190	$ 2,534	$ 2,534	$ 2,534	$ 8,750	$ 52,593	$ 44,656